Investment Objectives and Goals - Horizon Kinetics Texas ETF	Jan. 21, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Horizon Kinetics Texas ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Horizon Kinetics Texas ETF (the “Fund”) seeks long-term growth of capital.